Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income
Loans	$ 10,747	$ 12,018	$ 14,099
Loans held for sale	232	216	162
Investment securities	2,365	2,428	2,893
Other interest income	143	178	340
Total interest income	13,487	14,840	17,494
Interest Expense
Deposits	320	950	2,855
Short-term borrowings	70	141	360
Long-term debt	603	924	1,227
Total interest expense	993	2,015	4,442
Net interest income	12,494	12,825	13,052
Provision for credit losses	(1,173)	3,806	1,504
Net interest income after provision for credit losses	13,667	9,019	11,548
Noninterest Income
Credit and debit card revenue	1,507	1,338	1,413
Corporate payment products revenue	575	497	664
Merchant processing services	1,449	1,261	1,601
Trust and investment management fees	1,832	1,736	1,673
Deposit service charges	724	677	909
Treasury management fees	614	568	578
Commercial products revenue	1,102	1,143	934
Mortgage banking revenue	1,361	2,064	874
Investment products fees	239	192	186
Securities gains (losses), net	103	177	73
Other	721	748	926
Total noninterest income	10,227	10,401	9,831
Noninterest Expense
Compensation	7,299	6,635	6,325
Employee benefits	1,429	1,303	1,286
Net occupancy and equipment	1,048	1,092	1,123
Professional services	492	430	454
Marketing and business development	366	318	426
Technology and communications	1,454	1,294	1,095
Postage, printing and supplies	274	288	290
Other intangibles	159	176	168
Other	1,207	1,833	1,618
Total noninterest expense	13,728	13,369	12,785
Income before income taxes	10,166	6,051	8,594
Applicable income taxes	2,181	1,066	1,648
Net income (loss)	7,985	4,985	6,946
Net (income) loss attributable to noncontrolling interests	(22)	(26)	(32)
Net income (loss) attributable to U.S. Bancorp	7,963	4,959	6,914
Net income applicable to U.S. Bancorp common shareholders	$ 7,605	$ 4,621	$ 6,583
Earnings per common share	$ 5.11	$ 3.06	$ 4.16
Diluted earnings per common share	$ 5.10	$ 3.06	$ 4.16
Average common shares outstanding	1,489	1,509	1,581
Average diluted common shares outstanding	1,490	1,510	1,583